Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 01, 2018
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Oct. 01, 2018
Document Effective Date	Oct. 01, 2018
Prospectus Date	Oct. 01, 2018
Innovator S&P 500 Ultra Buffer ETF - October | Innovator S&P 500 Ultra Buffer ETF - October
Prospectus:
Trading Symbol	UOCT